Employee Benefits - Summary of Cost Recognized in Net Profit in Statement of Comprehensive Income Apportioned (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Defined Benefit Plans [Line Items]
Cost	$ 8,585	$ 7,493	$ 7,168
Gratuity and Pensions
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	28	27	24
Gratuity and Pensions | Cost Of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	25	24	21
Gratuity and Pensions | Sales And Marketing Expense
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	2	2	2
Gratuity and Pensions | Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	1	1	1
Superannuation
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	49	35	34
Defined benefit plans	49	35	34
Superannuation | Cost Of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	44	31	30
Superannuation | Sales And Marketing Expense
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	3	3	3
Superannuation | Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	2	1	1
Provident Fund
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	118	90	90
Provident Fund | Cost Of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	106	80	80
Provident Fund | Sales And Marketing Expense
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	8	7	7
Provident Fund | Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	4	3	3
Employee Benefit Cost
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans	138	123	100
Defined benefit plans	64	48	48
Cost	8,585	7,493	7,168
Employee Benefit Cost | Cost Of Sales
Disclosure Of Defined Benefit Plans [Line Items]
Cost	7,714	6,671	6,406
Employee Benefit Cost | Sales And Marketing Expense
Disclosure Of Defined Benefit Plans [Line Items]
Cost	572	548	510
Employee Benefit Cost | Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Cost	$ 299	$ 274	$ 252